Accumulated Other Comprehensive Loss - Schedule of changes in accumulated other comprehensive loss, net of tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Loss
Balance at beginning of period	$ (192,606)	$ (152,562)	$ (175,998)	$ (139,741)	$ (139,741)	$ (4,362)
Net accumulated other comprehensive income	(2,434)	4,547	(7,294)	3,445	8,198	3,820
Balance at end of period	(207,696)	(159,886)	(207,696)	(159,886)	(175,998)	(139,741)
Cash flow hedge changes in fair value gain (loss)
Accumulated Other Comprehensive Loss
Balance at beginning of period	6,899	2,565	11,759	3,581	3,581
Other comprehensive income (loss) before reclassifications	(531)	7,289	(2,800)	6,545	18,010	6,490
Amounts reclassified from accumulated comprehensive income	(2,701)	(1,302)	(6,831)	(1,900)	(7,197)	(1,746)
Tax effect	807	(1,461)	2,346	(1,135)	(2,635)	(1,163)
Net accumulated other comprehensive income	4,474	7,091	4,474	7,091	11,759	3,581
Balance at end of period	4,474	7,091	4,474	7,091	11,759	3,581
Foreign currency translation gain
Accumulated Other Comprehensive Loss
Balance at beginning of period	259	153	259	239	239
Other comprehensive income (loss) before reclassifications	(9)	21	(9)	(65)	20	239
Net accumulated other comprehensive income	250	174	250	174	259	239
Balance at end of period	250	174	250	174	259	239
Accumulated other comprehensive income (loss)
Accumulated Other Comprehensive Loss
Balance at beginning of period	7,158	2,718	12,018	3,820	3,820
Net accumulated other comprehensive income	(2,434)	4,547	(7,294)	3,445	8,198	3,820
Balance at end of period	$ 4,724	$ 7,265	$ 4,724	$ 7,265	$ 12,018	$ 3,820